Financing Expenses, Net (Details) - ILS (₪) ₪ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017	Dec. 31, 2016
Financing Expenses (Income) [Abstract]
Income on bank deposits, investments and others	₪ (1)		₪ (2)	₪ (13)
Change in fair value of financial assets measured at fair value through profit or loss	(27)		(7)	(29)
Income in respect of credit in sales, net of discount	(30)		(35)	(42)
Linkage and exchange rate differences, net				(16)
Other finance income	(31)		(25)	(23)
Total financing income	(89)	[1]	(69)	(123)
Interest expenses on financial liabilities	472		445	871
Linkage and exchange rate differences, net	64		48	38
Change in contingent consideration in a business combination	43		(14)	55
Change in fair value of financial assets measured at fair value through profit or loss			39	23
Financing expenses for employee benefits, net	9		35	15
Financing expenses for lease commitments	26
Other financing expenses	6		33	52
Total financing expenses	620	[1]	586	1,054
Financing expense, net	₪ 531		₪ 517	₪ 931

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.